INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2019
Federal income tax rate					21.00%
Operating loss carryforwards					$ 6,100,000	$ 3,800,000
Income tax expense benefit	$ 25,012		$ 25,012		$ 74,364	$ 8,533
Four Subsidiaries [Member]
Operating loss carryforwards							$ 8,900,000
Change in deferred tax asset							$ 1,900,000